Long-term Debt - JPM Credit Agreement (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 05, 2017
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ (66)	$ (679)
Warrants to purchase shares of common stock	740,991	5,127,237		5,127,237	3,386,246
Warrants exercise price	$ 0.15
Fair value of warrants	$ 100
Debt issuances costs	100
Unamortized debt discount		$ 114		$ 118
JPM Credit Agreement
Debt Instrument [Line Items]
Face amount of debt				10,000
Loss on extinguishment of debt				$ 100
Warrants to purchase shares of common stock				1,000,000
Warrants exercise price				$ 0.16
Fair value of warrants				$ 100
Debt issuances costs				$ 100
Unamortized debt discount		100
Interest expense		200
Amortization of the debt discount		$ 100
Interest rate		4.50%		4.50%
Amount drawn		$ 5,400
Revolving line of credit outstanding
Debt Instrument [Line Items]
Face amount of debt	7,000			$ 3,000		$ 1,000
Maximum borrowing capacity	7,000			10,000		$ 1,000
Repayments of debt				3,000
Loss on extinguishment of debt				100
2020 SVB Term Loan
Debt Instrument [Line Items]
Face amount of debt	5,000			8,000
Maximum borrowing capacity				5,000
Repayments of debt	$ 3,100			5,000
Warrants to purchase shares of common stock		740,991
Warrants exercise price		$ 0.15
Fair value of warrants		$ 100
Debt issuances costs		100
Interest expense				$ 100
Interest rate	5.00%
Wall Street Journal Prime Rate
Debt Instrument [Line Items]
Warrants to purchase shares of common stock				1,000,000
Warrants exercise price				$ 0.16
Fair value of warrants				$ 100
Debt issuances costs				$ 200
Wall Street Journal Prime Rate | JPM Credit Agreement
Debt Instrument [Line Items]
Spread on variable rate			1.25%	2.25%
Debt issuances costs				$ 100
Unamortized debt discount				200
Accrued interest, current				100
Interest expense				300
Amortization of the debt discount				$ 100
Interest rate				5.50%
Amount drawn				$ 3,500
Wall Street Journal Prime Rate | Revolving line of credit outstanding
Debt Instrument [Line Items]
Spread on variable rate				1.25%
Interest rate				4.50%
Wall Street Journal Prime Rate | 2020 SVB Term Loan
Debt Instrument [Line Items]
Spread on variable rate	0.50%
Interest rate	0.50%
Maximum | JPM Credit Agreement
Debt Instrument [Line Items]
Debt issuances costs		$ 300
Interest rate		5.50%		5.50%
Maximum | Wall Street Journal Prime Rate | JPM Credit Agreement
Debt Instrument [Line Items]
Interest rate				2.25%